Presentation and preparation of the Consolidated Financial Statements (Tables)	6 Months Ended
Jun. 30, 2026
Presentation and Preparation of the Consolidated Financial Statements [Abstract]
Schedule of Consolidated Financial Statement

The consolidated financial statements include PicS N.V. and the following subsidiaries:

Entity	Country	Principal activities	June 30, 2026	December 31, 2025	Control
PicS Ltd.	Cayman	Holding	100.00%	99.62%	Direct
PicS Holding Ltda	Brazil	Holding	100.00%	100.00%	Indirect
PicPay Instituição de Pagamento S.A.	Brazil	Financial services (1)	100.00%	100.00%	Indirect
PicPay Bank - Banco Múltiplo S.A.	Brazil	Banking services (1)	100.00%	100.00%	Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.	Brazil	P2P Lending Services	100.00%	100.00%	Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda	Brazil	Brokerage firm and securities dealer Company	100.00%	100.00%	Indirect
Guiabolso Correspondente Bancário e Serviços Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Guiabolso Pagamentos Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
BX Negócios Inteligentes Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I (2)	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Veredas FIF Multimercado Crédito Privado Responsabilidade Limitada	Brazil	Receivable investment fund	100.00%	-	Direct
Fundo de Investimentos em Direitos Creditórios PicPay FGTS II de Responsabilidade	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS (2)	Brazil	Receivable Investment fund	16.27%	15.46%	Indirect
PicPay Participações e Investimentos Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Nosso Time Igaming S.A. (3)	Brazil	Sportsbook	95.25%	95.25%	Indirect
PicPay Holding Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Zem Collection Ltda (3)	Brazil	Debt Collection Agency	100.00%	100.00%	Indirect

(1)	Banking activities are focused on issuance of CDBs (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit cards, prepayment of receivables, and other financial activities.

(2)	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.

(3)	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time Igaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).